Schedule of Asset Retirement Obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Asset Retirement Obligation
Beginning balance	$ 5,895,209	$ 6,247,027
Additions
Accretion expense	269,386	269,114
Impact of hyperinflation	(133,603)	(174,899)
Currency translation adjustment	140,276	165,667
Change in estimate	240,789	(611,700)
Ending balance	$ 6,412,057	$ 5,895,209